UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2018 (Unaudited)

COMMON STOCKS — 98.40%	Shares	Fair Value
Auto Components — 1.36%
Tenneco, Inc., Class A	437,900	$11,994,081

Banks — 14.13%
BancorpSouth Bank	468,000	12,233,520
Bank of N.T. Butterfield & Son Ltd. (The)	93,700	2,937,495
Farmers National Banc Corporation	74,836	953,411
Financial Institutions, Inc.	135,300	3,477,210
First Citizens BancShares, Inc., Class A	67,114	25,305,333
F.N.B. Corporation	1,326,500	13,052,760
Fulton Financial Corporation	1,481,200	22,928,976
Hancock Whitney Corporation	638,300	22,117,095
Lakeland Financial Corporation	275,370	11,058,859
TowneBank	119,300	2,857,235
TriState Capital Holdings, Inc.(a)	420,600	8,184,876
		125,106,770
Building Products — 5.07%
Advanced Drainage Systems, Inc.	264,000	6,402,000
Continental Building Products, Inc.(a)	502,500	12,788,625
Masonite International Corporation(a)	200,200	8,974,966
NCI Building Systems, Inc.(a)	754,629	5,471,060
Trex Company, Inc.(a)	188,907	11,213,520
		44,850,171
Capital Markets — 3.60%
Blucora, Inc.(a)	1,077,188	28,696,288
Hamilton Lane, Inc., Class A	85,800	3,174,600
		31,870,888
Chemicals — 0.79%
Koppers Holdings, Inc.(a)	41,600	708,864
Trinseo S.A.	136,900	6,267,282
		6,976,146
Commercial Services & Supplies — 0.74%
SP Plus Corporation(a)	222,256	6,565,442

Construction & Engineering — 3.67%
Comfort Systems USA, Inc.	558,900	24,412,752
Quanta Services, Inc.	268,700	8,087,870
		32,500,622
Electric Utilities — 0.18%
Portland General Electric Company	35,390	1,622,632

Electronic Equipment, Instruments & Components — 4.72%
Control4 Corporation(a)	117,000	2,059,200
Jabil, Inc.	1,194,882	29,621,125
SYNNEX Corporation	29,670	2,398,523
TTM Technologies, Inc.(a)	534,000	5,195,820
Vishay Precision Group, Inc.(a)	81,000	2,448,630
		41,723,298
Equity Real Estate Investment Trusts (REITs) — 5.06%
Armada Hoffler Properties, Inc.	670,000	9,420,200
City Office REIT, Inc.	121,700	1,247,425
CorEnergy Infrastructure Trust, Inc.	161,480	5,341,758
Industrial Logistics Properties Trust	144,421	2,840,761
InfraREIT, Inc.	168,500	3,541,870
OUTFRONT Media, Inc.	257,000	4,656,840
Select Income REIT	237,900	1,750,944
Xenia Hotel & Resorts, Inc.	925,400	15,916,880
		44,716,678
Health Care Equipment & Supplies — 0.80%
Lantheus Holdings, Inc.(a)	288,113	4,508,968
Masimo Corporation(a)	23,800	2,555,406
		7,064,374
Health Care Providers & Services — 4.75%
Amedisys, Inc.(a)	177,300	20,763,603
Chemed Corporation	74,900	21,217,672
		41,981,275
Hotels, Restaurants & Leisure — 2.09%
Ruth's Hospitality Group, Inc.	814,357	18,510,335

Household Durables — 2.35%
Helen of Troy Ltd.(a)	158,500	20,792,030

Household Products — 1.20%
Central Garden & Pet Company, Class A(a)	338,544	10,579,500

Industrial Conglomerates — 1.56%
Raven Industries, Inc.	380,509	13,770,621

Insurance — 3.70%
James River Group Holdings Ltd.	98,200	3,588,228
Kemper Corporation	176,389	11,708,702
Primerica, Inc.	178,508	17,442,017
		32,738,947
Interactive Media & Services — 0.28%
QuinStreet, Inc.(a)	155,011	2,515,829

IT Services — 3.79%
CoreLogic, Inc.(a)	154,000	5,146,680

CSG Systems International, Inc.	430,539	13,678,224
EPAM Systems, Inc.(a)	29,100	3,375,891
EVERTEC, Inc.	393,346	11,289,030
		33,489,825
Leisure Products — 0.44%
Johnson Outdoors, Inc., Class A	66,510	3,906,797

Life Sciences Tools & Services — 7.83%
Bruker Corporation	1,112,200	33,110,194
Medpace Holdings, Inc.(a)	635,000	33,610,550
PRA Health Sciences, Inc.(a)	27,800	2,556,488
		69,277,232
Machinery — 0.59%
Terex Corporation	189,200	5,216,244

Marine — 0.53%
Costamare, Inc.	1,060,500	4,655,595

Media — 2.66%
AMC Networks, Inc., Class A(a)	47,900	2,628,752
MSG Networks, Inc., Class A(a)	283,400	6,676,904
Sinclair Broadcast Group, Inc., Class A	540,000	14,223,600
		23,529,256
Metals & Mining — 0.44%
Gold Resource Corporation	973,900	3,895,600

Mortgage Real Estate Investment Trusts (REITs) — 0.39%
Invesco Mortgage Capital, Inc.	238,500	3,453,480

Multi-Utilities — 0.15%
Unitil Corporation	26,100	1,321,704

Oil, Gas & Consumable Fuels — 0.27%
W&T Offshore, Inc.(a)	569,000	2,344,280

Paper & Forest Products — 1.43%
Louisiana-Pacific Corporation	568,246	12,626,426

Pharmaceuticals — 1.32%
Phibro Animal Health Corporation, Class A	362,850	11,669,256

Professional Services — 3.52%
CRA International, Inc.	73,927	3,145,594
FTI Consulting, Inc.(a)	269,488	17,958,680
Kforce, Inc.	325,651	10,069,129
		31,173,403

Real Estate Management & Development — 1.09%
Marcus & Millichap, Inc.(a)	232,505	7,981,897
RMR Group, Inc. (The), Class A	32,025	1,699,887
		9,681,784
Road & Rail — 3.91%
Landstar System, Inc.	361,400	34,575,138

Semiconductors & Semiconductor Equipment — 0.80%
Cabot Microelectronics Corporation	5,500	524,425
SMART Global Holdings, Inc.(a)	221,600	6,581,520
		7,105,945
Software — 2.14%
j2 Global, Inc.	117,700	8,166,026
Progress Software Corporation	303,300	10,764,117
		18,930,143
Specialty Retail — 6.74%
DSW, Inc., Class A	687,950	16,992,365
Murphy USA, Inc.(a)	450,400	34,518,656
Sally Beauty Holdings, Inc.(a)	176,100	3,002,505
Sleep Number Corporation(a)	128,600	4,080,478
Winmark Corporation	6,300	1,001,700
		59,595,704
Textiles, Apparel & Luxury Goods — 1.00%
Deckers Outdoor Corporation(a)	68,900	8,815,755

Thrifts & Mortgage Finance — 1.10%
Federal Agricultural Mortgage Corporation, Class C	95,801	5,790,212
Washington Federal, Inc.	145,900	3,896,989
		9,687,201
Trading Companies & Distributors — 2.21%
Applied Industrial Technologies, Inc.	221,870	11,967,668
Rush Enterprises, Inc., Class A	220,200	7,592,496
		19,560,164

Total Common Stocks (Cost $979,655,779)		870,390,571

Other Assets in Excess of Liabilities — 1.60%		14,136,469
NET ASSETS — 100.00%		$884,527,040

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCKS — 97.39%	Shares	Fair Value
Aerospace & Defense — 2.52%
Axon Enterprise, Inc.(a)	4,925	$215,469

Airlines — 3.95%
SkyWest, Inc.	3,511	156,134
Spirit Airlines, Inc.(a)	3,125	181,000
		337,134
Biotechnology — 9.79%
Emergent BioSolutions, Inc.(a)	5,050	299,364
Ligand Pharmaceuticals, Inc.(a)	1,175	159,448
Sarepta Therapeutics, Inc.(a)	3,450	376,498
		835,310
Commercial Services & Supplies — 2.05%
Steelcase, Inc., Class A	11,825	175,365

Communications Equipment — 1.97%
Acacia Communications, Inc.(a)	4,420	167,960

Consumer Finance — 5.75%
Enova International, Inc.(a)	6,170	120,068
EZCORP, Inc., Class A(a)	12,950	100,104
Green Dot Corporation, Class A(a)	3,400	270,368
		490,540
Diversified Consumer Services — 3.27%
Grand Canyon Education, Inc.(a)	2,900	278,806

Electronic Equipment, Instruments & Components — 3.92%
KEMET Corporation	9,025	158,299
National Instruments Corporation	3,875	175,847
		334,146
Energy Equipment & Services — 1.42%
Helix Energy Solutions Group, Inc.(a)	22,400	121,184

Entertainment — 6.67%
Take-Two Interactive Software, Inc.(a)	1,775	182,719
World Wrestling Entertainment, Inc., Class A	5,175	386,675
		569,394
Health Care Equipment & Supplies — 7.94%
Quidel Corporation(a)	4,600	224,572
STAAR Surgical Company(a)	8,600	274,426

Wright Medical Group N.V.(a)	6,575	178,972
		677,970
Health Care Providers & Services — 5.47%
Amedisys, Inc.(a)	1,975	231,292
BioTelemetry, Inc.(a)	3,950	235,894
		467,186
Hotels, Restaurants & Leisure — 9.08%
BJ's Restaurants, Inc.	3,975	201,016
Dave & Buster's Entertainment, Inc.	3,760	167,546
Eldorado Resorts, Inc.(a)	6,680	241,882
PlayAGS, Inc.(a)	7,150	164,450
		774,894
Household Durables — 1.22%
Roku, Inc.(a)	3,400	104,176

Interactive Media & Services — 1.56%
CarGurus, Inc.(a)	3,950	133,233

Internet & Direct Marketing Retail — 5.16%
Etsy, Inc.(a)	6,800	323,476
Groupon, Inc.(a)	36,575	117,040
		440,516
Life Sciences Tools & Services — 2.09%
Medpace Holdings, Inc.(a)	3,375	178,639

Machinery — 2.27%
Chart Industries, Inc.(a)	2,975	193,464

Professional Services — 2.38%
FTI Consulting, Inc.(a)	3,045	202,919

Semiconductors & Semiconductor Equipment — 3.07%
Advanced Micro Devices, Inc.(a)	14,200	262,132

Software — 8.58%
Five9, Inc.(a)	4,850	212,042
Hortonworks, Inc.(a)	15,550	224,231
SendGrid, Inc.(a)	6,850	295,714
		731,987
Specialty Retail — 1.90%
RH(a)	1,350	161,757

Technology Hardware, Storage & Peripherals — 1.52%
Pure Storage, Inc., Class A(a)	8,075	129,846

Trading Companies & Distributors — 2.33%
NOW, Inc.(a)	17,050	198,462

Wireless Telecommunication Services — 1.51%
Boingo Wireless, Inc.(a)	6,245	128,460

Total Common Stocks (Cost $8,632,048)		8,310,949

Other Assets in Excess of Liabilities — 2.61%		223,107

NET ASSETS — 100.00%		$8,534,056

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCKS — 98.10%	Shares	Fair Value
Aerospace & Defense — 2.14%
Arconic, Inc.	15,750	$265,545

Banks — 8.75%
Commerce Bancshares, Inc.	4,042	227,848
First Horizon National Corporation	21,615	284,453
KeyCorp	18,365	271,435
M&T Bank Corporation	2,110	302,003
		1,085,739
Building Products — 1.67%
Johnson Controls International plc	7,000	207,550

Chemicals — 4.14%
Celanese Corporation, Series A	1,825	164,195
Sherwin-Williams Company (The)	370	145,580
W.R. Grace & Company	3,150	204,467
		514,242
Commercial Services & Supplies — 1.83%
Republic Services, Inc.	3,150	227,084

Communications Equipment — 1.51%
CommScope Holding Company, Inc.(a)	11,445	187,584

Consumer Finance — 2.10%
Synchrony Financial	11,125	260,993

Containers & Packaging — 7.18%
Berry Global Group, Inc.(a)	3,400	161,602
Crown Holdings, Inc.(a)	10,950	455,192
Graphic Packaging Holding Company	25,655	272,969
		889,763
Electric Utilities — 4.71%
Alliant Energy Corporation	4,950	209,138
Edison International	2,750	156,118
Pinnacle West Capital Corporation	2,575	219,389
		584,645
Electrical Equipment — 1.23%
AMETEK, Inc.	2,250	152,325

Energy Equipment & Services — 1.39%
Patterson-UTI Energy, Inc.	16,630	172,121

Equity Real Estate Investment Trusts (REITs) — 8.28%
American Tower Corporation, Class A	1,140	180,337
Brixmor Property Group, Inc.	19,550	287,189
Colony Capital, Inc., Class A	47,900	224,172
Public Storage	1,000	202,410
Retail Properties of America, Inc., Class A	12,250	132,913
		1,027,021
Food Products — 3.67%
Ingredion, Inc.	2,685	245,409
J.M. Smucker Company (The)	2,250	210,353
		455,762
Health Care Providers & Services — 4.53%
Centene Corporation(a)	1,350	155,655
Henry Schein, Inc.(a)	3,000	235,560
Laboratory Corporation of America Holdings(a)	1,350	170,586
		561,801
Hotels, Restaurants & Leisure — 1.92%
Aramark	8,215	237,989

Household Durables — 5.74%
Mohawk Industries, Inc.(a)	1,820	212,867
Newell Brands, Inc.	16,031	298,016
Whirlpool Corporation	1,880	200,916
		711,799
Industrial Conglomerates — 0.87%
Roper Technologies, Inc.	405	107,941

Insurance — 7.24%
Assured Guaranty Ltd.	6,500	248,820
Everest Re Group Ltd.	1,185	258,045
Markel Corporation(a)	230	238,752
Torchmark Corporation	2,050	152,787
		898,404
IT Services — 1.94%
Amdocs Ltd.	4,100	240,177

Machinery — 2.75%
Donaldson Company, Inc.	3,850	167,052
Snap-on, Inc.	1,190	172,894
		339,946
Multi-Line Retail — 4.54%
Dollar General Corporation	2,625	283,710
Dollar Tree, Inc.(a)	3,090	279,089
		562,799

Multi-Utilities — 1.80%
CMS Energy Corporation	4,500	223,425

Oil, Gas & Consumable Fuels — 4.11%
Anadarko Petroleum Corporation	5,275	231,255
Antero Resources Corporation(a)	8,900	83,571
Pioneer Natural Resources Company	1,490	195,965
		510,791
Professional Services — 2.65%
Nielsen Holdings plc	6,150	143,480
Verisk Analytics, Inc.(a)	1,700	185,367
		328,847
Road & Rail — 1.80%
Kansas City Southern	2,345	223,830

Software — 1.31%
Verint Systems, Inc.(a)	3,850	162,894

Specialty Retail — 5.94%
Advance Auto Parts, Inc.	1,000	157,460
CarMax, Inc.(a)	4,500	282,285
O'Reilly Automotive, Inc.(a)	865	297,845
		737,590
Technology Hardware, Storage & Peripherals — 0.73%
NCR Corporation(a)	3,950	91,166

Trading Companies & Distributors — 1.63%
HD Supply Holdings, Inc.(a)	5,400	202,608

Total Common Stocks (Cost $13,812,678)		12,172,381

Other Assets in Excess of Liabilities — 1.90%		235,812

NET ASSETS — 100.00%		$12,408,193

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2018 (Unaudited)

COMMON STOCKS — 99.15%	Shares	Fair Value
Airlines — 4.18%
Southwest Airlines Company	1,765	$82,037

Auto Components — 4.18%
Cooper-Standard Holdings, Inc.(a)	1,320	81,998

Chemicals — 9.49%
Ecolab, Inc.	565	83,253
NewMarket Corporation	250	103,022
		186,275
Commercial Services & Supplies — 4.58%
Cintas Corporation	535	89,875

Consumer Finance — 4.76%
Synchrony Financial	3,980	93,371

Electrical Equipment — 4.68%
Generac Holdings, Inc.(a)	1,850	91,945

Equity Real Estate Investment Trusts (REITs) — 3.19%
Gaming and Leisure Properties, Inc.	1,935	62,520

Hotels, Restaurants & Leisure — 5.39%
Yum China Holdings, Inc.	3,155	105,787

Household Products — 3.89%
Clorox Company (The)	495	76,299

Internet & Direct Marketing Retail — 10.14%
Booking Holdings, Inc.(a)	51	87,843
eBay, Inc.(a)	3,965	111,298
		199,141
IT Services — 7.74%
Paychex, Inc.	1,195	77,854
VeriSign, Inc.(a)	500	74,145
		151,999
Life Sciences Tools & Services — 3.70%
Waters Corporation(a)	385	72,630

Machinery — 3.84%
Parker-Hannifin Corporation	505	75,316

Media — 4.40%
Liberty Media Corporation - Liberty SiriusXM, Series C(a)	2,335	86,348

Road & Rail — 4.30%
Union Pacific Corporation	610	84,320

Semiconductors & Semiconductor Equipment — 8.20%
Cabot Microelectronics Corporation	780	74,373
Xilinx, Inc.	1,015	86,448
		160,821
Specialty Retail — 12.49%
O'Reilly Automotive, Inc.(a)	225	77,474
Ross Stores, Inc.	1,040	86,529
Tiffany & Company	1,010	81,315
		245,318
Total Common Stocks (Cost $1,900,789)		1,946,000

Other Assets in Excess of Liabilities — 0.85%		16,666

NET ASSETS — 100.00%		$1,962,666

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL–MID CORE EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2018 (Unaudited)

COMMON STOCKS — 95.86%	Shares	Fair Value
Airlines — 3.62%
Alaska Air Group, Inc.	350	$21,298
JetBlue Airways Corporation(a)	1,255	20,155
		41,453
Auto Components — 2.85%
Cooper-Standard Holdings, Inc.(a)	525	32,613

Banks — 10.97%
FCB Financial Holdings, Inc., Class A(a)	825	27,704
Investors Bancorp, Inc.	3,240	33,695
Live Oak Bancshares, Inc.	1,510	22,363
PacWest Bancorp	565	18,803
Western Alliance Bancorporation(a)	585	23,102
		125,667
Chemicals — 4.86%
NewMarket Corporation	135	55,632

Communications Equipment — 2.96%
ViaSat, Inc.(a)	575	33,896

Diversified Financial Services — 3.10%
Voya Financial, Inc.	885	35,524

Electrical Equipment — 2.99%
Generac Holdings, Inc.(a)	690	34,293

Electronic Equipment, Instruments & Components — 1.57%
Keysight Technologies, Inc.(a)	290	18,003

Equity Real Estate Investment Trusts (REITs) — 8.26%
Gaming and Leisure Properties, Inc.	1,080	34,895
Site Centers Corporation	1,265	14,004
STORE Capital Corporation	1,615	45,720
		94,619
Food Products — 4.48%
Lancaster Colony Corporation	290	51,289

Gas Utilities — 3.26%
UGI Corporation	700	37,345

Health Care Equipment & Supplies — 10.21%
AngioDynamics, Inc.(a)	2,365	47,608
DENTSPLY SIRONA, Inc.	740	27,535
ICU Medical, Inc.(a)	135	31,000
STAAR Surgical Company(a)	340	10,849
		116,992
Hotels, Restaurants & Leisure — 5.67%
Ruth's Hospitality Group, Inc.	1,770	40,231
Yum China Holdings, Inc.	740	24,812
		65,043
Household Durables — 1.89%
Mohawk Industries, Inc.(a)	185	21,638

Insurance — 2.23%
Brown & Brown, Inc.	925	25,493

Machinery — 6.72%
Altra Industrial Motion Corporation	895	22,509
Graco, Inc.	790	33,062
Oshkosh Corporation	350	21,459
		77,030
Media — 1.37%
Liberty Latin America Ltd., Class C(a)	1,080	15,736

Oil, Gas & Consumable Fuels — 2.41%
WPX Energy, Inc.(a)	2,430	27,581

Pharmaceuticals — 1.18%
Perrigo Company plc	350	13,563

Road & Rail — 1.96%
Kansas City Southern	235	22,431

Semiconductors & Semiconductor Equipment — 9.22%
Advanced Energy Industries, Inc.(a)	545	23,397
Cabot Microelectronics Corporation	350	33,372
Entegris, Inc.	1,050	29,290
Power Integrations, Inc.	320	19,514
		105,573
Specialty Retail — 2.46%
Tiffany & Company	350	28,179

Trading Companies & Distributors — 1.62%
HD Supply Holdings, Inc.(a)	495	18,572

Total Common Stocks (Cost $1,068,983)		1,098,165

Other Assets in Excess of Liabilities — 4.14%		47,385

NET ASSETS — 100.00%		$1,145,550

(a)	non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCKS — 99.28%	Shares	Fair Value
Aerospace & Defense — 1.55%
KEYW Holding Corporation (The)(a)	5,900	$39,471

Biotechnology — 10.50%
Corbus Pharamceuticals Holdings, Inc.(a)	5,500	32,120
Kindred Biosciences, Inc.(a)	3,300	36,135
PDL BioPharma, Inc.(a)	25,600	74,240
Rigel Pharmaceuticals, Inc.(a)	14,900	34,270
T2 Biosystems, Inc.(a)	8,000	24,080
Veracyte, Inc.(a)	3,200	40,256
Verastem, Inc.(a)	7,800	26,208
		267,309
Chemicals — 2.70%
Flotek Industries, Inc.(a)	15,000	16,350
Intrepid Potash, Inc.(a)	20,200	52,520
		68,870
Communications Equipment — 6.35%
Calix, Inc.(a)	4,700	45,825
Comtech Telecommunications Corporation	1,550	37,727
Quantenna Communications, Inc.(a)	3,200	45,919
Ribbon Communications, Inc.(a)	6,700	32,294
		161,765
Construction & Engineering — 1.85%
Great Lakes Dredge & Dock Corporation(a)	7,100	47,002

Diversified Consumer Services — 3.04%
Bridgepoint Education, Inc.(a)	5,200	36,452
Carriage Services, Inc.	2,650	41,075
		77,527
Diversified Financial Services — 4.51%
GAIN Capital Holdings, Inc.	6,900	42,504
Global Eagle Entertainment, Inc.(a)	17,600	39,248
On Deck Capital, Inc.(a)	5,600	33,040
		114,792
Electronic Equipment, Instruments & Components — 1.18%
Maxwell Technologies, Inc.(a)	14,500	30,015

Equity Real Estate Investment Trusts (REITs) – 1.83%
Investors Real Estate Trust	950	46,616

Food & Staples Retailing — 3.43%
Natural Grocers by Vitamin Cottage, Inc.(a)	5,700	87,381

Food Products — 3.71%
Freshpet, Inc.(a)	2,025	65,124
Limoneira Company	1,500	29,325
		94,449
Health Care Equipment & Supplies — 2.52%
Accuray, Inc.(a)	10,100	34,441
Antares Pharma, Inc.(a)	10,900	29,648
		64,089
Health Care Providers & Services — 1.50%
Cross Country Healthcare, Inc.(a)	5,200	38,116

Hotels, Restaurants & Leisure — 3.03%
Drive Shack, Inc.(a)	10,100	39,592
Lindblad Expeditions Holdings, Inc.(a)	2,800	37,688
		77,280
Household Durables — 1.49%
Lovesac Company (The)(a)	1,650	37,851

Insurance — 2.31%
Heritage Insurance Holdings, Inc.	4,000	58,880

Internet & Direct Marketing Retail — 1.82%
EVINE Live, Inc.(a)	9,800	3,909
Waitr Holdings, Inc.(a)	3,800	42,370
		46,279
Internet Software & Services — 1.73%
Internap Corporation(a)	5,700	23,655
RealNetworks, Inc.(a)	8,800	20,328
		43,983
IT Services — 3.03%
Everi Holdings, Inc.(a)	9,000	46,350
Limelight Networks, Inc.(a)	13,200	30,888
		77,238
Life Sciences Tools & Services — 1.56%
Fluidigm Corporation(a)	4,600	39,652

Machinery — 2.88%
Energy Recovery, Inc.(a)	5,900	39,707
Titan International, Inc.	7,200	33,552
		73,259

Mortgage Real Estate Investment Trusts (REITs) — 2.05%
Exantas Capital Corporation	5,200	52,104

Multi-Line Retail — 0.85%
Tuesday Morning Corporation(a)	12,800	21,760

Oil, Gas & Consumable Fuels — 4.90%
Clean Energy Fuels Corporation(a)	14,600	25,112
Comstock Resources, Inc.(a)	5,600	25,368
Pacific Ethanol, Inc.(a)	19,700	16,962
W&T Offshore, Inc.(a)	13,900	57,268
		124,710
Paper & Forest Products — 5.63%
Verso Corporation, Class A(a)	6,400	143,360

Professional Services — 1.05%
Acacia Research Corporation(a)	9,000	26,820

Road & Rail — 1.50%
USA Truck, Inc.(a)	2,550	38,174

Semiconductors & Semiconductor Equipment — 3.81%
Aquantia Corporation(a)	3,900	34,203
NeoPhotonics Corporation(a)	6,200	40,176
Pixelworks, Inc.(a)	7,800	22,620
		96,999
Software — 5.73%
Mitek Systems, Inc.(a)	5,400	58,374
Rubicon Project, Inc. (The)(a)	15,300	57,069
Telenav, Inc.(a)	7,500	30,450
		145,893
Specialty Retail — 8.01%
Barnes & Noble, Inc.	9,800	69,482
Boot Barn Holdings, Inc.(a)	5,650	96,220
Tile Shop Holdings, Inc.	7,000	38,360
		204,062
Technology Hardware, Storage & Peripherals — 1.55%
Immersion Corporation(a)	4,400	39,424

Textiles, Apparel & Luxury Goods — 1.68%
Vera Bradley, Inc.(a)	5,000	42,850

Total Common Stocks (Cost $2,516,693)		2,527,980

Other Assets in Excess of Liabilities — 0.72%		18,352

NET ASSETS — 100.00%	$2,546,332

(a)	Non-income producing security.

The industries shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small-Cap Equity Fund	$980,838,458	$14,502,662	$(124,950,549)	$(110,447,887)
Small-Cap Growth Fund	$8,637,314	$543,998	$(870,363)	$(326,365)
Mid-Cap Value Fund	$13,812,678	$204,913	$(1,845,210)	$(1,640,297)
Unconstrained Equity Fund	$1,900,789	$45,211	$-	$45,211
Small-Mid Core Equity Fund	$1,068,983	$29,983	$(801)	$29,182
Micro-Cap Equity Fund	$2,516,693	$21,869	$(10,582)	$11,287

Fuller & Thaler Funds

Related Notes to the Schedules of Investments

December 31, 2018

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

December 31, 2018

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-trades notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Fuller & Thaler Asset Management, Inc. (“the Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

December 31, 2018

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

		Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$870,390,571	$-	$-	$870,390,571
Small-Cap Growth Fund
Common Stocks (a)	$8,310,949	$-	$-	$8,310,949
Mid-Cap Value Fund
Common Stocks (a)	$12,172,381	$-	$-	$12,172,381
Unconstrained Equity Fund
Common Stocks (a)	$1,946,000	$-	$-	$1,946,000
Small-Mid Core Equity Fund
Common Stocks (a)	$1,098,165	$-	$-	$1,098,165
Micro-Cap Equity Fund
Common Stocks (a)	$2,527,980	$-	$-	$2,527,980

(a)	Refer to Schedules of Investments for industry classifications.

The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

ALTA QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCKS — 99.42%	Shares	Fair Value
Communication Services — 12.88%
Alphabet, Inc., Class A(a)	1,170	$1,222,602
Facebook, Inc., Class A(a)	5,950	779,986
Walt Disney Company (The)	5,550	608,558
		2,611,146
Consumer Discretionary — 20.95%
Booking Holdings, Inc.(a)	590	1,016,228
Dollar Tree, Inc.(a)	10,300	930,296
Expedia Group, Inc.	4,440	500,166
Home Depot, Inc. (The)	3,600	618,552
Starbucks Corporation	8,800	566,720
TJX Companies, Inc. (The)	13,700	612,938
		4,244,900
Consumer Staples — 5.02%
PepsiCo, Inc.	3,700	408,776
Walgreens Boots Alliance, Inc.	8,900	608,137
		1,016,913
Energy — 3.08%
Phillips 66	7,250	624,588

Financials — 8.13%
Berkshire Hathaway, Inc., Class B(a)	2,550	520,659
S&P Global, Inc.	3,025	514,069
Wells Fargo & Company	13,300	612,864
		1,647,592
Health Care — 10.45%
Becton, Dickinson and Company	2,100	473,172
CVS Health Corporation	6,800	445,536
Novo Nordisk A/S - ADR	10,500	483,735
Thermo Fisher Scientific, Inc.	3,200	716,128
		2,118,571
Industrials — 11.75%
Fastenal Company	9,700	507,213
Fortune Brands Home & Security, Inc.	6,800	258,332
Middleby Corporation (The)(a)	5,000	513,650
Union Pacific Corporation	3,700	511,451
United Technologies Corporation	5,540	589,899
		2,380,545

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 22.15%
Amphenol Corporation, Class A	7,600	615,752
Apple, Inc.	8,850	1,395,999
Broadridge Financial Solutions, Inc.	4,200	404,250
Cognizant Technology Solutions Corporation, Class A	10,100	641,148
Mastercard, Inc., Class A	3,750	707,438
Visa, Inc., Class A	5,500	725,669
		4,490,256
Materials — 5.01%
Ecolab, Inc.	2,080	306,488
Sherwin-Williams Company (The)	1,800	708,228
		1,014,716

Total Common Stocks (Cost $19,883,632)		20,149,227

Other Assets in Excess of Liabilities — 0.58%		117,441

NET ASSETS — 100.00%		$20,266,668

(a)	Non-income producing security.

ADR- American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of December 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$332,935
Gross Unrealized Depreciation	(67,340)
Net Unrealized Appreciation on Investments	$265,595

As of December 31, 2018, the aggregate cost of securities for federal income tax purposes was $19,883,632 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Alta Quality Growth Fund

Notes to the Schedule of Investments

December 31, 2018 (Unaudited)

The Alta Quality Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Alta Quality Growth Fund

Notes to the Schedule of Investments - continued

December 31, 2018 (Unaudited)

In the event that market quotations are not readily available, Alta Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,149,227	$-	$-	$20,149,227

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	2/27/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	2/27/2019